Services provided by the Group's auditors and network of firms (Tables)	18 Months Ended
Oct. 31, 2018
Services provided by the Group's auditors and network of firms [Abstract]
Services from the Group's auditors and network of firms
During the 18 months ended October 31, 2018, the Group obtained the following services from the Group’s auditors as detailed below which have been disclosed in line with the ICAEW Technical Release “Tech 14/13FRF” guidance on the disclosure of auditor remuneration for the audit of accounts and other (non-audit) services, in accordance with the requirements of the Companies (Disclosure of Auditor Remuneration and Liability Limitation Agreements) Regulations 2008 (Statutory Instrument 2008/489) as amended:

	18 months ended October 31, 2018		12 months ended April 30, 2017		12 months ended April 30, 2016
	$	’000	$	’000	$	’000

Audit of Company		12,223		1,032		563
Audit of subsidiaries		1,887		2,494		2,895
Total audit		14,110		3,526		3,458

Audit related assurance services		914		2,634		782
Other assurance services		664		-		-
Total assurance services		1,578		2,634		782

Tax compliance services		214		49		60
Tax advisory services		196		53		70
Services relating to taxation		410		102		130

Other non-audit services		35		7,470		1,842

Total		16,133		13,732		6,212